Investment properties - Sensitivity Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exit cap rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 24,274,027	$ 14,622,874	$ 12,177,562
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	24,274,027	14,622,874	12,177,562
Discount rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	25,108,166	15,652,178	20,763,362
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	25,108,166	15,652,178	20,763,362
Exit cap rate and Discount rate
Disclosure of detailed information about investment property [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	49,480,971	36,530,020	21,538,398
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 49,480,971	$ 36,530,020	$ 21,538,398